Long-Term Debt (ABL Credit Facility Narrative) (Details) - ABL Credit Facility, maturing 2021 [Member] - USD ($)	Apr. 29, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 125,000,000
Line of credit, outstanding balance		$ 0
Line of Credit Facility, Maturity Date	Apr. 29, 2021
Covenant Trigger Event, minimum required excess availability amount		$ 12,500,000
Covenant Trigger Event, minimum required excess availability as percentage of aggregate commitments		10.00%
Credit facility, excess availability amount		$ 118,900,000
Minimum Consolidated Fixed Charge Ratio required to be maintained if covenant trigger event occurs		1.10
Cash Dominion Trigger Event, minimum required excess availability as percentage of aggregate commitments		12.50%
Cash Dominion Trigger Event, minimum required excess availability amount		$ 15,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Derivative, Floor Interest Rate	0.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%